BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
BASIS OF PRESENTATION
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

Statement of compliance

These consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The accounting policies adopted in these financial statements are based on IFRS in effect as at December 31, 2021.

The consolidated financial statements of Skeena for the year ended December 31, 2021 were reviewed by the Audit Committee and were approved and authorized for issuance by the Board of Directors on March 31, 2022.

2.	BASIS OF PRESENTATION (continued)

Basis of measurement

These consolidated financial statements have been prepared on historical cost basis, except for marketable securities which are valued at fair value on the reporting date. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

Significant accounting estimates and judgments

The preparation of these consolidated financial statements requires management to make estimates and judgments that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting periods. Actual outcomes could differ from these estimates and judgments, which, by their nature, are uncertain. The impacts of such estimates and judgments are pervasive throughout the consolidated financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates or changes to judgments are recognized in the period in which the estimate or judgment is revised and may affect both the period of revision and future periods.

Significant assumptions that management has made about current unknowns, the future, and other sources of estimated uncertainty, could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made. Such significant assumptions include the following areas:

Critical accounting estimates

Critical accounting estimates are estimates and assumptions made by management that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year and include the following:

●	Recoverable amount of exploration and evaluation interests

The carrying value of exploration and evaluation assets and the likelihood of future economic recoverability of these carrying values is subject to significant management estimates. The application of the Company’s accounting policy for and determination of recoverability of capitalized assets is based on assumptions about future events or circumstances. New information may change estimates and assumptions made. If information becomes available indicating that recovery of expenditures are unlikely, the amounts capitalized are impaired and recognized as a loss in the period that the new information becomes available. A change in estimate could result in the carrying amount of capitalized assets being materially different from their presented carrying costs.

2.	BASIS OF PRESENTATION (continued)

Significant accounting estimates and judgments (continued)

Critical accounting estimates (continued)

●	Provision for closure and reclamation

The process of determining a value for the closure and reclamation provision is subject to estimates and assumptions. Significant estimates include the amount and timing of closure and reclamation costs and the discount rate used. The size of the provision for closure and reclamation reflects management’s best estimate using information available on the date of approval of these consolidated financial statements.

●	Leases

Management uses estimations in determining the incremental borrowing rate used to measure the lease liability, specific to the asset, underlying currency and geographic location.

●	Income taxes

In assessing the probability of realizing income tax assets, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities.

●	Share-based payments

The fair value of share-based payments is subject to the limitations of the Black-Scholes option pricing model that incorporates market data and involves uncertainty in estimates used by management in the assumptions. Because the Black-Scholes option pricing model requires the input of highly subjective assumptions, including the volatility of share prices and risk-free rates, changes in the subjective input assumptions can materially affect the fair value estimate.

Critical accounting judgments

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements include the following:

●	Going concern

The assessment of the Company’s ability to continue as a going concern and to raise sufficient funds to pay for its ongoing operating expenditures, meet its liabilities for the ensuing year, and to fund planned and contractual exploration programs, involves significant judgment based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances.

2.	BASIS OF PRESENTATION (continued)

Significant accounting estimates and judgments (continued)

Critical accounting judgments (continued)

●	Contingent liabilities

In certain instances, management has assessed a low likelihood of settling certain amounts through a future outflow of resources. As a result, these amounts have been treated as contingencies rather than liabilities.

●	Recoverability of mineral property interests

Assets or cash-generating units (“CGUs”) are separately evaluated at each reporting date to determine whether there are any indications of impairment. The Company considers both internal and external sources of information when making the assessment of whether there are indications of impairment for the Company’s mineral property interests, such as geologic and metallurgic information, economic assessments or studies, whether facilities are still accessible, whether permits are still existing and valid, and the Company’s ability to continue exploration and development.

●	Refundable tax credits and flow-through expenditures

The Company is entitled to refundable tax credits on qualifying resource expenditures incurred in Canada. Management’s judgment is applied in determining whether expenditures are eligible for claiming such credits.

The Company is also required to spend proceeds received from the issuance of flow-through shares on qualifying resource expenditures. Management’s judgment is applied in determining whether qualifying expenditures have been incurred. Differences in judgment between management and regulatory authorities could materially decrease refundable tax credits, increase the flow-through share premium liability and flow-through expenditure commitment.

●	Leases

Management applies judgment in determining whether a contract contains an identified asset, whether the Company has the right to control the asset, and the lease term. The lease term is based on considering facts and circumstances, both qualitative and quantitative, that can create an economic incentive to exercise renewal options.